UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Waterstone Asset Management, LLC

Address: 2 Carlson Parkway, Suite 260
         Plymouth, Minnesota 55447

13F File Number: 28-10925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Martin Kalish
Title:  Chief Financial Officer
Phone:  (952) 697-4102

Signature, Place and Date of Signing:

/s/ Martin Kalish            Plymouth, Minnesota          November 10, 2005
-----------------            -------------------          ------------------
   [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          2

Form 13F Information Table Entry Total:    84

Form 13F Information Table Value Total: $1,222,538
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File          Number Name

1.     28- 10924              Waterstone Market Neutral Offshore Fund, Ltd.

2.     28- 10926              Waterstone Capital Offshore Advisors, LP

                                                    FORM 13F INFORMATION TABLE
COLUMN 1                      COLUMN 2            COLUMN 3     COLUMN 4          COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8

                               TITLE                          VALUE     SHRS OR     SH/  PUT/  INVSTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS           CUSIP       (X1000)   PRN AMT     PRN  CALL  DISCRETN   MGRS    SOLE  SHARED  NONE
--------------                  --------          -----       -------   -------     ---  ----  --------   ----    ----  ------  ----
3M CO                           COM                88579Y101     1,313      17,900  SH         SOLE       NONE    SOLE
ADVANCED MICRO DEVICES INC      COM                007903107     1,935       3,000       CALL  SOLE       NONE    SOLE
AMERICAN EXPRESS CO             COM                025816109    59,926   1,191,850  SH         SOLE       NONE    SOLE
AMERICAN TOWER CORP             CL A               029912201    14,279     572,300  SH         SOLE       NONE    SOLE
AMERIPRISE FINL INC             COM                03076C106     8,534     238,370  SH         SOLE       NONE    SOLE
AMGEN INC                       COM                31162100      1,580       2,000       CALL  SOLE       NONE    SOLE
AON CORP                        DBCV 3.500%11/1    037389AT0    20,975  13,750,000  SH         SOLE       NONE    SOLE
APRIA HEALTHCARE GROUP INC      NOTE 3.375% 9/0    037933AB4    20,332  19,504,000  SH         SOLE       NONE    SOLE
ATMEL CORP                      COM                049513104     1,368     664,000  SH         SOLE       NONE    SOLE
BEST BUY INC                    COM                086516101     4,163       5,000  SH   CALL  SOLE       NONE    SOLE
BEST BUY INC                    SDCV 2.250% 1/1    086516AF8    24,966  22,769,000  SH         SOLE       NONE    SOLE
BORDERS GROUP INC               COM                099709107     2,769     124,900  SH         SOLE       NONE    SOLE
BROADCOM CORP                   CL A               111320107     1,220      26,000  SH         SOLE       NONE    SOLE
BROCADE COMMUNICATIONS SYS I    NOTE 2.000% 1/0    111621AB4     4,908   5,000,000  SH         SOLE       NONE    SOLE
CAPITAL AUTOMOTIVE REIT         NOTE 6.000% 5/1    139733AB5    12,824  11,750,000  SH         SOLE       NONE    SOLE
CHIRON CORP                     DBCV 2.750% 6/3    170040AJ8    12,332  12,500,000  SH         SOLE       NONE    SOLE
CIBER INC                       SDCV 2.875%12/1    17163BAB8    11,363  12,850,000  SH         SOLE       NONE    SOLE
COMMONWEALTH TEL ENTERPRISES    NOTE 3.250% 7/1    203349AB1    25,795  24,500,000  SH         SOLE       NONE    SOLE
CONSECO INC                     COM NEW            208464883     1,524      72,200  SH         SOLE       NONE    SOLE
COOPER CAMERON CORP             COM                216640102       924      12,500  SH         SOLE       NONE    SOLE
CORNING INC                     COM                219350105       209       3,800       PUT   SOLE       NONE    SOLE
CORNING INC                     COM                219350105       477      24,700  SH         SOLE       NONE    SOLE
DANAHER CORP DEL                NOTE 1/2           235851AF9    75,651  95,034,000  SH         SOLE       NONE    SOLE
E M C CORP MASS                 COM                268648102     1,786     138,000  SH         SOLE       NONE    SOLE
EASTMAN KODAK CO                COM                277461109     1,179       1,800       PUT   SOLE       NONE    SOLE
EASTMAN KODAK CO                NOTE 3.375%10/1    277461BE8    46,207  47,500,000  SH         SOLE       NONE    SOLE
EATON CORP                      COM                278058102     3,209      50,500  SH         SOLE       NONE    SOLE
ENSCO INTL INC                  COM                26874Q100       955      20,500  SH         SOLE       NONE    SOLE
FAIR ISAAC CORP                 NOTE 1.500% 8/1    303250AD6    27,795  24,848,000  SH         SOLE       NONE    SOLE
FAIRMONT HOTELS RESORTS INC     NOTE 3.750% 12/0   305204AB5    31,005  29,500,000  SH         SOLE       NONE    SOLE
FLIR SYS INC                    NOTE 3.000% 6/0    302445AB7    20,501  14,042,000  SH         SOLE       NONE    SOLE
FMC TECHNOLOGIES INC            COM                30249U101       926      22,000  SH         SOLE       NONE    SOLE
FORD MTR CO DEL                 COM PAR $0.01      345370860       296      30,000  SH         SOLE       NONE    SOLE
FOUR SEASONS HOTEL INC          LTD VTG SH         3.51E+108     4,913      85,600  SH         SOLE       NONE    SOLE
FREEPORT--MCMORAN COPPER & GO   NOTE 7.000% 2/1    35671DAK1   127,141  76,995,000  SH         SOLE       NONE    SOLE
FREEPORT-MCMORAN COPPER & GO    COM                35671D857     2,338       2,500       CALL  SOLE       NONE    SOLE
GENERAL MTRS CORP               DEB SR CV C 33     370442717     9,834     500,000  SH         SOLE       NONE    SOLE
GETTY IMAGES INC                SDCV 0.500% 6/0    374276AH6   101,740  52,320,000  SH         SOLE       NONE    SOLE
GOLDMAN SACHS GROUP INC         COM                38141G104     1,216      10,000  SH         SOLE       NONE    SOLE
GREY GLOBAL GROUP INC           SDCV 5.000% 10/1   39787MAB4    10,509   9,000,000  SH         SOLE       NONE    SOLE
HALLIBURTON CO                  COM                406216101    24,564     358,500  SH         SOLE       NONE    SOLE
HASBRO INC                      DBCV 2.750%12/0    418056AN7    16,658  15,594,000  SH         SOLE       NONE    SOLE
HCC INS HLDGS INC               NOTE 2.000% 9/0    404132AC6    16,836  12,500,000  SH         SOLE       NONE    SOLE
HEADWATERS INC                  NOTE 2.875% 6/0    42210PAB8    15,258  11,000,000  SH         SOLE       NONE    SOLE
HILTON HOTELS CORP              COM                432848109       694      31,100  SH         SOLE       NONE    SOLE
IMCLONE SYS INC                 NOTE 1.375% 5/1    45245WAF6    33,384  40,100,000  SH         SOLE       NONE    SOLE
INFINEON TECHNOLOGIES AG        SPONSORED ADR      45662N103     3,193     321,900  SH         SOLE       NONE    SOLE
INTEGRATED DEVICE TECHNOLOGY    COM                458118106     1,745     162,500  SH         SOLE       NONE    SOLE
INTERNATIONAL GAME TECHNOLOG    COM                459902102       581       3,191       PUT   SOLE       NONE    SOLE
INTERPUBLIC GROUP COS INC       NOTE 4.500% 3/1    460690AT7    39,279  33,500,000  SH         SOLE       NONE    SOLE
JUNIPER NETWORKS INC            NOTE 6/1           48203RAC8    39,784  31,500,000  SH         SOLE       NONE    SOLE
KING PHARMACEUTICALS INC        DBCV 2.750% 11/1   495582AG3     8,025   8,250,000  SH         SOLE       NONE    SOLE
KLA-TENCOR CORP                 COM                482480100     2,926      60,000  SH         SOLE       NONE    SOLE
LANDAMERICA FINL GROUP INC      DBCV 3.125% 11/1   514936AB9    29,855  27,000,000  SH         SOLE       NONE    SOLE
LANDAMERICA FINL GROUP INC      DBCV 3.250% 5/1    514936AD5     2,606   2,000,000  SH         SOLE       NONE    SOLE
LEAR CORP                       NOTE 2/2           521865AG0    22,312  49,443,000  SH         SOLE       NONE    SOLE
LOWES COS INC                   COM                548661107     5,410      84,000  SH         SOLE       NONE    SOLE
MAXTOR CORP                     COM NEW            577729205    14,355   3,270,000  SH         SOLE       NONE    SOLE
MERCURY INTERACTIVE CORP        COM                589405109       968       1,500       PUT   SOLE       NONE    SOLE
MERCURY INTERACTIVE CORP        NOTE 5/0           589405AD1    41,077  41,597,000  SH         SOLE       NONE    SOLE
MERRILL LYNCH & CO INC          COM                590188108     1,534      25,000  SH         SOLE       NONE    SOLE
MICRON TECHNOLOGY INC           COM                595112103     1,676     126,000  SH         SOLE       NONE    SOLE
NAVISTAR INTL CORP NEW          NOTE 2.500% 12/1   63934EAG3    30,428  27,758,000  SH         SOLE       NONE    SOLE
NEKTAR THERAPEUTICS             COM                640268108     8,689     512,600  SH         SOLE       NONE    SOLE
NEW YORK CMNTY CAP TR V         BONUSES            64944P307    47,432   1,004,300  SH         SOLE       NONE    SOLE
OIL SVC HOLDRS TR               DEPOSTRY RCPT      678002106       521       4,200  SH         SOLE       NONE    SOLE
PACCAR INC                      COM                693718108     2,139      31,500  SH         SOLE       NONE    SOLE
PALL CORP                       COM                696429307       825      30,000  SH         SOLE       NONE    SOLE
PLACER DOME INC                 COM                725906101     2,610     152,200  SH         SOLE       NONE    SOLE
PLACER DOME INC                 DBCV 2.750%10/1    725906AK7       530     475,000  SH         SOLE       NONE    SOLE
QUALCOMM INC                    COM                747525103     1,790      40,000  SH         SOLE       NONE    SOLE
QUANTA SVCS INC                 SDCV 4.500%10/0    74762EAC6     9,675   7,500,000  SH         SOLE       NONE    SOLE
REINSURANCE GROUP AMER INC      PFD TR INC EQ      759351307    13,777     235,000  SH         SOLE       NONE    SOLE
RF MICRODEVICES INC             COM                749941100     2,051     363,000  SH         SOLE       NONE    SOLE
SEACOR HOLDINGS INC             DBCV 2.875% 12/1   811904AH4    12,226  10,500,000  SH         SOLE       NONE    SOLE
SEPRACOR INC                    NOTE 10/1          817315AW4    13,754  13,500,000  SH         SOLE       NONE    SOLE
SIMON PPTY GROUP INC NEW        PFD CONV 1.6%      828806802    20,467     325,000  SH         SOLE       NONE    SOLE
SLM CORP                        DBCV 7/2           78442PAC0    10,271  10,000,000  SH         SOLE       NONE    SOLE
TRINITY INDS INC                COM                896522109     4,636     114,500  SH         SOLE       NONE    SOLE
UNITED TECHNOLOGIES CORP        COM                913017109     1,607      31,000  SH         SOLE       NONE    SOLE
VALASSIS COMMUNICATIONS INC     NOTE 1.625% 58/2   918866AK0     8,502  12,000,000  SH         SOLE       NONE    SOLE
VULCAN MATLS CO                 COM                929160109     1,113      15,000  SH         SOLE       NONE    SOLE
WELLS FARGO & CO NEW            COM                949746101     4,404      75,200  SH         SOLE       NONE    SOLE
WERNER ENTERPRISES INC          COM                950755108     1,452      84,000  SH         SOLE       NONE    SOLE


21823.0002 #611407